Offsets	Oct. 09, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Star Bulk Carriers Corp.
Form or Filing Type	F-3
File Number	333-264226
Initial Filing Date	Apr. 11, 2022
Fee Offset Claimed	$ 6,525
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 116,371,110
Termination / Withdrawal Statement

(4)
The Registrant used a portion of the Previously Paid Fees under the 2022 Registration Statement as follows: (a) $12,800.44 to offset the filing fee due under the 2025 Registration Statement and (b) $3,599.29 to offset the registration fees owed in connection with the final prospectus supplement dated October 9, 2026. As a result, $97,431.83 of the 2022 Previously Paid Fees remained unused prior to the filing of this prospectus supplement (the “Unused Filing Fees”). Pursuant to Rule 457(p) under the Securities Act, these Unused Filing Fees are being applied as payment of fees payable pursuant to this prospectus supplement. The Registrant is offsetting the filing fee due under this prospectus supplement by $6,525.00, with $90,906.83 remaining to be applied to future filings from this fee offset source.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Star Bulk Carriers Corp.
Form or Filing Type	F-3
File Number	333-197886
Filing Date	Aug. 06, 2014
Fee Paid with Fee Offset Source	$ 128,800
Offset Note

(3)
Registration fees in the amount of $128,800.00 were previously paid by the Registrant in connection with its filing of its shelf registration statement on Form F-3 (File No. 333-197886) with the SEC on August 6, 2014 (as amended on September 8, 2014 and declared effective on September 25, 2014, the “2014 Registration Statement,” and such fees, the “Previously Paid Fees”). Subsequently, $126,632.00 of the Previously Paid Fees remained unused and were applied to the (i) registration statement on Form F-3 (File No. 333-198832) filed with the SEC on September 19, 2014, as amended on November 21, 2014 and February 5, 2015, and declared effective on February 25, 2015 (the “2015 Registration Statement”); (iii) registration statement on Form F-3 (File No. 333-219381) filed with the SEC on July 20, 2017 and declared effective on September 6, 2017 (the “2017 Registration Statement”); (iv) registration statement on Form F-3 (File No. 333-227538) filed with the SEC on September 26, 2018 and declared effective on October 5, 2018 (the “2018 Registration Statement”); (v) registration statement on Form F-3 (File No. 333-230687) filed with the SEC on April 2, 2019 and declared effective on April 11, 2019 (the “2019 Registration Statement”); and (vi) automatic shelf registration statement on Form F-3 (File No. 333-264226) that was filed with the SEC and automatically became effective on April 11, 2022 (the “2022 Registration Statement” and, together with the 2014 Registration Statement, the 2015 Registration Statement, the 2017 Registration Statement, the 2018 Registration Statement and the 2019 Registration Statement, the “Prior Registration Statements”). The offerings under the Prior Registration Statements have been terminated. At the time of termination of the 2022 Registration Statement, $116,371,110 of common stock registered thereunder remained unsold, and $113,831.56 of the Previously Paid Fees remained unused.